Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	HENNESSY FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0000891944
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 28, 2012
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HFLGX
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HILGX
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVFX
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HSVIX

Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund
HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Cornerstone Large Growth Fund Original Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Cornerstone Large Growth Fund Original Class
Management Fees		0.74%
Distribution and Service (12b-1) Fees		none
Shareholder Servicing Fee		0.10%
All Remaining Other Expenses		0.42%
Other Expenses	[1]	0.52%
Total Annual Fund Operating Expenses		1.26%
[1]	For the fiscal year ended October 31, 2011, the Fund's investment adviser recouped fees in the amount of 0.04% pursuant to an expense limitation agreement that has terminated. The Other Expenses presented in the tables have been restated to exclude the recouped fees, as the Fund's investment adviser cannot recoup any more fees under the terminated expense limitation agreement.

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Cornerstone Large Growth Fund Original Class	129	401	693	1,526

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 70%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the
Cornerstone Large Growth Formula (the "Large Growth Formula"). The Large
Growth Formula excludes American Depositary Receipts, or ADRs. The Large
Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1) Market capitalization that exceeds the average of the Database

2) Price-to-cash flow ratio less than the median of the Database
   This value criterion helps to uncover relative bargains among large companies.

3) Positive total capital

4) Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large
Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011 .
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Average Annual Total Returns Hennessy Cornerstone Large Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Original Class	Return before taxes	2.59%	25.08%	Mar 20, 2009
Original Class After Taxes on Distributions	Return after taxes on distributions	(0.54%)	23.60%	Mar 20, 2009
Original Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	5.94%	21.89%	Mar 20, 2009
Russell 1000 Index	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	22.43%	Mar 20, 2009
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	21.87%	Mar 20, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 70%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the
Cornerstone Large Growth Formula (the "Large Growth Formula"). The Large
Growth Formula excludes American Depositary Receipts, or ADRs. The Large
Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1) Market capitalization that exceeds the average of the Database

2) Price-to-cash flow ratio less than the median of the Database
   This value criterion helps to uncover relative bargains among large companies.

3) Positive total capital

4) Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large
Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Performance may be higher or lower in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
11.76% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.98% for the quarter ended September 30, 2011 .
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.42%
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	401
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	693
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,526
Annual Return 2010	rr_AnnualReturn2010	18.85%
Annual Return 2011	rr_AnnualReturn2011	2.59%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.76%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.98%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.08%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Original Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.54%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.60%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (First Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Original Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009

[1]	For the fiscal year ended October 31, 2011, the Fund's investment adviser recouped fees in the amount of 0.04% pursuant to an expense limitation agreement that has terminated. The Other Expenses presented in the tables have been restated to exclude the recouped fees, as the Fund's investment adviser cannot recoup any more fees under the terminated expense limitation agreement.

Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund
HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective
The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Cornerstone Large Growth Fund Institutional Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Cornerstone Large Growth Fund Institutional Class
Management Fees		0.74%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.40%
Total Annual Fund Operating Expenses		1.14%
Expense Reimbursement	[1]	(0.16%)
Net Expenses		0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Cornerstone Large Growth Fund Institutional Class	100	347	614	1,376

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities or, "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 70%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large
Growth Formula (the "Large Growth Formula"). The Large Growth Formula excludes
American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1) Market capitalization that exceeds the average of the Database

2) Price-to-cash flow ratio less than the median of the Database
   This value criterion helps to uncover relative bargains among large companies.

3) Positive total capital

4) Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large
Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
11.91% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.91% for the quarter ended September 30, 2011 .
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Average Annual Total Returns Hennessy Cornerstone Large Growth Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Return before taxes	2.97%	25.49%	Mar 20, 2009
Institutional Class After Taxes on Distributions	Return after taxes on distributions	(0.19%)	23.99%	Mar 20, 2009
Institutional Class After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	6.22%	22.26%	Mar 20, 2009
Russell 1000 Index	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	22.43%	Mar 20, 2009
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	21.87%	Mar 20, 2009

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY CORNERSTONE LARGE GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hennessy Cornerstone Large Growth Fund seeks long-term growth of capital.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities or, "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 70%
of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	70.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests in growth-oriented common stocks of larger companies by utilizing a highly disciplined, purely quantitative formula known as the Cornerstone Large
Growth Formula (the "Large Growth Formula"). The Large Growth Formula excludes
American Depositary Receipts, or ADRs. The Large Growth Formula selects the 50 common stocks that meet the following criteria, in order:

1) Market capitalization that exceeds the average of the Database

2) Price-to-cash flow ratio less than the median of the Database
   This value criterion helps to uncover relative bargains among large companies.

3) Positive total capital

4) Highest one-year return on total capital Return on total capital is a good measurement of how well a company is utilizing its limited resources to maximize growth.

The Fund purchases 50 stocks as dictated by the Large Growth Formula, weighted equally by dollar amount, with 2% of the portfolio's assets invested in each. Using the Large Growth Formula, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in the winter. Stocks meeting the Large Growth Formula's criteria not currently in the portfolio will be purchased, and stocks that no longer meet the criteria will be sold. Holdings of all stocks in the Fund that continue to meet the criteria will be appropriately increased or decreased to result in an equal 2% weighting.
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Cornerstone Large Growth Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Formula Investing Risk: The Fund will adhere to the Large Growth Formula during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise. This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles. The Fund's portfolio is rebalanced annually in accordance with the Large
Growth Formula, which may result in the elimination of better performing assets from the Fund's investments and increases in investments with relatively lower total return.

Medium Sized Company Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Hennessy Cornerstone Large Growth Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of benchmark indices.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
11.91% for the quarter ended September 30, 2010 and the lowest quarterly return was -15.91% for the quarter ended September 30, 2011 .
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Index is a widely recognized, unmanaged index of the 1,000 largest stocks, based on capitalization.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Russell 1000 Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.43%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	21.87%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,376
Annual Return 2010	rr_AnnualReturn2010	19.28%
Annual Return 2011	rr_AnnualReturn2011	2.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.91%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	25.49%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.19%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	23.99%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009
Hennessy Cornerstone Large Growth Fund (Second Prospectus Summary) | Hennessy Cornerstone Large Growth Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sale of Fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	22.26%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 20, 2009

[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund
HENNESSY SELECT LARGE VALUE FUND
Investment Objective
The Hennessy Select Large Value Fund seeks long-term growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Select Large Value Fund Original Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Hennessy Select Large Value Fund Original Class
Management Fees	0.85%
Distribution and Service (12b-1) Fees	none
Shareholder Servicing Fee	0.10%
All Remaining Other Expenses	0.43%
Other Expenses	0.53%
Total Annual Fund Operating Expenses	1.38%

EXAMPLE
This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select Large Value Fund Original Class	141	437	756	1,659

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 149%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

  • stocks that the portfolio managers consider to be
    undervalued based on their earnings, dividends and/or
    assets or other widely recognized stock valuation
    measurements; and

  • stocks that the portfolio managers believe have sound
    businesses with good future potential based on their
    fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

A full discussion of all permissible investments can be found in the Fund's
Statement of Additional Information ("SAI").
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Select Large Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund's Class S shares. The Tamarack Value
Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as
Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson
Value Fund, the predecessor to the Tamarack Value Fund. The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500
Index. The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
16.42% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Average Annual Total Returns Hennessy Select Large Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Original Class	Return Before Taxes	0.58%	(2.64%)	2.42%
Original Class After Taxes on Distributions	Return After Taxes on Distributions	0.46%	(3.83%)	1.14%
Original Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	0.54%	(2.10%)	2.10%
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large cap value stocks.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT LARGE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hennessy Select Large Value Fund seeks long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Original Class shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 149%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in Original
Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Original Class shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
		Fund's operating expenses remain the same.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

  • stocks that the portfolio managers consider to be
    undervalued based on their earnings, dividends and/or
    assets or other widely recognized stock valuation
    measurements; and

  • stocks that the portfolio managers believe have sound
    businesses with good future potential based on their
    fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

A full discussion of all permissible investments can be found in the Fund's
		Statement of Additional Information ("SAI").
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Select Large Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger,
		more established companies.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the Tamarack Value Fund's Class S shares. The Tamarack Value
Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as
Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson
Value Fund, the predecessor to the Tamarack Value Fund. The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500
Index. The Fund's past performance (before and after taxes) is not necessarily an
		indication of future performance. Performance may be higher or lower in the future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
16.42% for the quarter ended September 30, 2009 and the lowest quarterly return
		was -21.02% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large
		cap value stocks.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011 )
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Original Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Fee	rr_Component1OtherExpensesOverAssets	0.10%
All Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.43%
Other Expenses	rr_OtherExpensesOverAssets	0.53%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	141
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	756
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,659
Annual Return 2002	rr_AnnualReturn2002	(14.47%)
Annual Return 2003	rr_AnnualReturn2003	24.95%
Annual Return 2004	rr_AnnualReturn2004	16.34%
Annual Return 2005	rr_AnnualReturn2005	1.29%
Annual Return 2006	rr_AnnualReturn2006	15.28%
Annual Return 2007	rr_AnnualReturn2007	3.31%
Annual Return 2008	rr_AnnualReturn2008	(36.35%)
Annual Return 2009	rr_AnnualReturn2009	19.45%
Annual Return 2010	rr_AnnualReturn2010	10.76%
Annual Return 2011	rr_AnnualReturn2011	0.58%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.02%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.58%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.42%
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Original Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.46%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.83%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.14%
Hennessy Select Large Value Fund (First Prospectus Summary) | Hennessy Select Large Value Fund | Original Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.10%

Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund
HENNESSY SELECT LARGE VALUE FUND
Investment Objective
The Hennessy Select Large Value Fund seeks long-term growth of capital and current income.
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Hennessy Select Large Value Fund Institutional Class
Sales charge (load)	none
Redemption fee	none
Exchange fee	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Hennessy Select Large Value Fund Institutional Class
Management Fees		0.85%
Distribution and Service (12b-1) Fees		none
Other Expenses		0.36%
Total Annual Fund Operating Expenses		1.21%
Expense Reimbursement	[1]	(0.23%)
Net Expenses		0.98%
[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.

EXAMPLE
This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and the total annual fund operating expenses for the remaining years.
Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Hennessy Select Large Value Fund Institutional Class	100	362	644	1,447

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 149%
of the average value of its portfolio.
Principal Investment Strategy
The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

   • stocks that the portfolio managers consider to be
     undervalued based on their earnings, dividends and/or
     assets or other widely recognized stock valuation
     measurements;

   • stocks that the portfolio managers believe have sound
     businesses with good future potential based on their
     fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

A full discussion of all permissible investments can be found in the Fund's
Statement of Additional Information ("SAI").
Principal Risks
As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Select Large Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.
Performance Information
The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the
Tamarack Value Fund's Class S shares. The Tamarack Value Fund was managed by RBC
Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management
Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack
Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000
Value Index and the S&P 500 Index. The following performance information reflects actual Fund performance for periods beginning March 20, 2009. For the periods prior to March 20, 2009 the following performance information reflects the returns of the
Tamarack Value Fund's Class S shares, adjusted to reflect the net expenses of the
Hennessy Select Large Value Funds' Institutional Share Class (0.98%).

The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.
CALENDAR YEAR TOTAL RETURNS

For the period shown in the bar chart, the Fund's highest quarterly return was
16.46% for the quarter ended September 30, 2009 and the lowest quarterly return was -21.01% for the quarter ended December 31, 2008.
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Average Annual Total Returns Hennessy Select Large Value Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Institutional Class	Return Before Taxes	0.99%	(2.41%)	2.54%
Institutional Class After Taxes on Distributions	Return After Taxes on Distributions	0.81%	(3.63%)	1.25%
Institutional Class After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Shares	0.89%	(1.92%)	2.20%
S&P 500	S&P 500 (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%
Russell 1000 Value Index	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large cap value stocks.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb 28, 2012
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	HENNESSY SELECT LARGE VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock	The Hennessy Select Large Value Fund seeks long-term growth of capital and current income.
Expense, Heading	rr_ExpenseHeading	Fund Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.
Shareholder Fees, Caption	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities, or "turns over" its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in
Annual Fund Operating Expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 149%
		of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	149.00%
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in
Institutional Class shares of this Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in Institutional Class shares of the
Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that you reinvest all dividends and distributions, that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the net expenses for the first year and
		the total annual fund operating expenses for the remaining years.
Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on the assumptions, your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock	The Fund invests, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets. The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

   • stocks that the portfolio managers consider to be
     undervalued based on their earnings, dividends and/or
     assets or other widely recognized stock valuation
     measurements;

   • stocks that the portfolio managers believe have sound
     businesses with good future potential based on their
     fundamental characteristics.

The Fund normally invests for the long-term, but may sell a security at any time that the Fund's portfolio managers consider it to be overvalued or otherwise unfavorable. With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at time of purchase, and there is no maximum market capitalization.

A full discussion of all permissible investments can be found in the Fund's
		Statement of Additional Information ("SAI").
Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock	As with any security, there are market and investment risks associated with an investment in the Fund. The value of an investment will fluctuate over time and it is possible to lose money. The principal risks of investing in the Hennessy
Select Large Value Fund include the following:

Market Risk: The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it. Market risk may affect a single company, industry, sector of the economy or the market as a whole.

Active Management Risk: The Fund is actively managed and its performance therefore will reflect in part the ability of the Fund's portfolio managers to make investment decisions that are suited to achieving the Fund's investment objective. The Fund could underperform other mutual funds with similar investment objectives.

Medium Sized Companies Risk: The Fund may invest in medium sized companies, which may have more limited liquidity and greater price volatility than larger,
		more established companies.
Risk, Lose Money	rr_RiskLoseMoney	The value of an investment will fluctuate over time and it is possible to lose money.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock	The Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods from April 19, 2004 to March 20, 2009 is historical information for the
Tamarack Value Fund's Class S shares. The Tamarack Value Fund was managed by RBC
Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management
Inc.) and had the same investment objective and a similar investment strategy as the Fund. The performance information provided for periods prior to April 19, 2004 is historical information for the Babson Value Fund, the predecessor to the Tamarack
Value Fund.

The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000
Value Index and the S&P 500 Index. The following performance information reflects actual Fund performance for periods beginning March 20, 2009. For the periods prior to March 20, 2009 the following performance information reflects the returns of the
Tamarack Value Fund's Class S shares, adjusted to reflect the net expenses of the
Hennessy Select Large Value Funds' Institutional Share Class (0.98%).

The Fund's past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the
		future.
Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and how the Fund's average annual returns compare with those of the Russell 1000 Value Index and the S&P 500 Index.
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of future performance.
Bar Chart, Heading	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS
Bar Chart, Closing	rr_BarChartClosingTextBlock	For the period shown in the bar chart, the Fund's highest quarterly return was
16.46% for the quarter ended September 30, 2009 and the lowest quarterly return
		was -21.01% for the quarter ended December 31, 2008.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Closing	rr_PerformanceTableClosingTextBlock	The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. The Fund's return after taxes on distributions and sales of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

The Russell 1000 Value Index is a widely recognized, unmanaged index of large
		cap value stocks.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2011)
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | S&P 500
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.92%
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Russell 1000 Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.39%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.64%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Institutional Class
Risk Return [Abstract]	rr_RiskReturnAbstract
Sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.36%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[1]
Net Expenses	rr_NetExpensesOverAssets	0.98%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	100
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	644
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,447
Annual Return 2002	rr_AnnualReturn2002	(14.49%)
Annual Return 2003	rr_AnnualReturn2003	24.92%
Annual Return 2004	rr_AnnualReturn2004	16.33%
Annual Return 2005	rr_AnnualReturn2005	1.33%
Annual Return 2006	rr_AnnualReturn2006	15.35%
Annual Return 2007	rr_AnnualReturn2007	3.36%
Annual Return 2008	rr_AnnualReturn2008	(36.32%)
Annual Return 2009	rr_AnnualReturn2009	19.78%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Annual Return 2011	rr_AnnualReturn2011	0.99%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.01%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.54%
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Institutional Class | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.81%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(3.63%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.25%
Hennessy Select Large Value Fund (Second Prospectus Summary) | Hennessy Select Large Value Fund | Institutional Class | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.89%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.92%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.20%

[1]	The Fund's investment manager has contractually agreed to insure that net expenses do not exceed 0.98% of the average daily net assets of the Institutional Class shares of the Fund. This contractual arrangement will continue indefinitely unless the Fund's Board of Trustees terminates it.